Long Term Incentive Programmes - Schedule of Outstanding Instruments - RSU (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Executive management
Number of outstanding instruments - RSU
Outstanding at the beginning (in shares)	382,707	245,126	55,430
Granted during the year (in shares)		193,011	189,696
Exercised during the year (in shares)	(189,696)	(55,430)
Outstanding at the end (in shares)	193,011	382,707	245,126
Other employees
Number of outstanding instruments - RSU
Outstanding at the beginning (in shares)	205,504	271,327	65,823
Granted during the year (in shares)		0	205,504
Forfeited during the year (in shares)	(6,847)
Exercised during the year (in shares)	(198,657)	(65,823)
Outstanding at the end (in shares)	0	205,504	271,327